INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

15.	INCOME TAX EXPENSES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 8.25% and 16.5% Hong Kong profit tax on its taxable income within HKD$2 million and beyond HKD$2 million, respectively, generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented except for the entities which are qualified to certified High and New Technology Enterprises (“HNTE”) that are entitled to a favorable statutory tax rate of 15%. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018. The additional tax deduction has been increased from 75% of the qualified research and development expenses to 100%, effective from 2021, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in May 2021 (“Super Deduction”).

Withholding tax on undistributed dividends

Under the CIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%. Aggregate undistributed earnings of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2025 and June 30, 2026 are approximately RMB334,248 and RMB344,825, respectively. The Company does not intend to have any of its subsidiaries located in the PRC distribute any undistributed earnings of such subsidiaries in the foreseeable future, but rather expects that such earnings will be reinvested by such subsidiaries for their PRC daily operations. Accordingly, no withholding tax was recorded as of December 31, 2025 and June 30, 2026.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

15.	INCOME TAX EXPENSES (Continued)

Composition of income tax expenses (benefits)

The current and deferred components of income taxes appearing in the unaudited condensed consolidated statements of comprehensive income (loss) are as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Current tax expenses	18,520	3,836
Deferred tax benefits	(1,514)	(13,322)
Income tax expenses (benefits)	17,006	(9,486)

Reconciliation between the income tax expenses (benefits) computed by applying the PRC enterprise tax rate to income (loss) before income taxes and actual provision were as follows:

	Six Months ended June 30,
	2025		2026
	RMB	%	RMB	%
	(unaudited)		(unaudited)
Income (loss) from operations in the PRC	128,325		(30,186)
Income (loss) from overseas entities	9,209		(6,067)
Income (loss) before income tax	137,534		(36,253)
Tax expenses (benefits) from overseas entities at PRC enterprise income tax rate	34,384	25.0%	(9,063)	25.0%
Effect of income tax in jurisdictions other than the PRC	(2,285)	(1.7)%	561	(1.5)%

Nontaxable or nondeductible items
Income tax on tax holiday	(14,993)	(10.9)%	3,406	(9.4)%
Tax effect of permanent differences	(7,050)	(5.1)%	(9,209)	25.4%

Change in valuation allowance	5,876	4.3%	3,818	(10.5)%
Effect of share-based compensation	1,074	0.8%	1,001	(2.8)%
Income tax expenses (benefits)	17,006	12.4%	(9,486)	26.2%

The per share effect of the tax holidays were as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Net income (loss) per share effect–basic	0.07	(0.02)
Net income (loss) per share effect–diluted	0.07	(0.02)

Deferred tax assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Net operating loss carry forwards	49,541	66,838
Accrued expenses and others	8,343	8,161
Inventories write downs	120	154
Deferred income	28	19
Total deferred tax assets	58,032	75,172
Less: valuation allowance	(49,617)	(53,435)
Deferred tax assets, net	8,415	21,737

Movement of valuation allowance:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Balance at beginning of the period	40,032	49,617
Provided	5,876	3,818
Balance at end of the period	45,908	53,435

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Group did not have any significant unrecognized uncertain tax positions.

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years and can be extended to five years under special circumstances.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)